UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:              September 30, 2001
                                                            ------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia              December 10, 2001
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     60
                                        -------------

Form 13F Information Table Value Total: $ 192,106
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----
ACCLAIM ENTERTAINMENT           COM              004325205      1172   437300   SH       Sole                437300
ADMINISTAFF INC.                COM              007094105      1440    55400   SH       Sole                 55400
AMERICAN HOME PRODUCTS CORP.    COM              026609107      2872    49300   SH       Sole                 49300
ANGLOGOLD LIMITED               COM              035128206      1127    70600   SH       Sole                 70600
AON CORP.                       COM              037389103      4990   118800   SH       Sole                118800
ARQULE, INC.                    COM              4.27E+110      1096   104900   SH       Sole                104900
AXCELIS TECHNOLOGIES            COM              054540109       848    89700   SH       Sole                 89700
BANK OF AMERICA                 COM              060505104     11411   195400   SH       Sole                195400
BERKSHIRE HATHAWAY CL.B         COM              084670207      4485     1925   SH       Sole                  1925
BIOMARIN PHARMACEUTICAL         COM              09061g101      1384   141900   SH       Sole                141900
BLOCKBUSTER, INC.               COM              093679108      1678    76600   SH       Sole                 76600
CARDIAC SCIENCE, INC.           COM              141410209       423   168900   SH       Sole                168900
CASELLA WASTE SYSTEMS           COM              147448104      2864   257300   SH       Sole                257300
COINSTAR INC                    COM              19259p300      1169    59300   SH       Sole                 59300
COMCAST CORP. CL-A              COM              200300200      6338   176700   SH       Sole                176700
DISCOVERY LABORATORIES, INC.    COM              254668106       428   199900   SH       Sole                199900
DPL INC COM                     COM              233293109       534    21975   SH       Sole                 21975
DUKE ENERGY                     COM              264399106      3625    95780   SH       Sole                 95780
FLAMEL TECHNOLOGIES SPA ADR     COM              338488109       207   186900   SH       Sole                186900
GAIAM, INC.                     COM              36268q103       842    53500   SH       Sole                 53500
GENERAL DYNAMICS                COM              369550108      3365    38100   SH       Sole                 38100
GENOMICA CORP.                  COM              37243q101       438   173900   SH       Sole                173900
H&R BLOCK, INC.                 COM              093671105      4781   124000   SH       Sole                124000
HAIN CELESTICAL GROUP           COM              405217100       736    40000   SH       Sole                 40000
HARMONY GOLD MINING             COM              413216300       637   120000   SH       Sole                120000
HARSCO CORP.                    COM              415864107      2598    93600   SH       Sole                 93600
INT'L FLAVORS & FRAGRANCES      COM              459506101      8545   308600   SH       Sole                308600
ISHARES MSCI JAPAN              COM              464286848      1008   120000   SH       Sole                120000
JOY GLOBAL, INC.                COM              481165108      2676   180200   SH       Sole                180200
LINCOLN NATIONAL INSURANCE      COM              534187109     15215   326300   SH       Sole                326300
LOCKHEED MARTIN                 COM              539830109      6934   158500   SH       Sole                158500
LUCENT TECHNOLOGITES, INC.      COM              549463107      1857   324000   SH       Sole                324000
MARSH & MCLENNAN                COM              571748102      6169    63800   SH       Sole                 63800
MISONIX, INC.                   COM              604871103       291    48400   SH       Sole                 48400
NASDAQ 100                      COM              631100104      8355   288300   SH       Sole                288300
NBTY, INC.                      COM              628782104      3541   269100   SH       Sole                269100
NEWMONT MINING CORP.            COM              651639106      3936   166800   SH       Sole                166800
PATHMARK STORES                 COM              70322a101     16382   688300   SH       Sole                688300
PFIZER INC COM                  COM              717081103      5839   145600   SH       Sole                145600
PORTAL SOFTWARE                 COM              736126103       149   100000   SH       Sole                100000
PROFIT RECOVERY GROUP           COM              743168106      1756   179600   SH       Sole                179600
SAFEWAY INC                     COM              786514208      5728   144200   SH       Sole                144200
SERVICE CORP.                   COM              817565104      3081   511800   SH       Sole                511800
SRI/SURGICAL EXPRESS            COM              78464w104       431    14500   SH       Sole                 14500
TEXACO INC.                     COM              881694103      3757    57800   SH       Sole                 57800
UNIVERSAL STAINLESS & ALLOY     COM              913837100       313    44100   SH       Sole                 44100
UST CORP.                       COM              902911106      2593    78100   SH       Sole                 78100
VALERO ENERGY                   COM              91913y100      3352    95500   SH       Sole                 95500
WASHINGTON MUTUAL  INC.         COM              939322103      3636    94500   SH       Sole                 94500
WASTE MANAGEMENT INC            COM              94106l109     16261   608100   SH       Sole                608100
WHOLE FOODS MARKET, INC.        COM              966837106      2883    91800   SH       Sole                 91800
CREE PUT 1/19/02 20.00          PUT              CVOMD           470      723   SH  PUT  Sole                   723
HI PUT 1/19/02 65.00            PUT              HIMM            465      474   SH  PUT  Sole                   474
IMNX PUT 1/19/02 30.00          PUT              45235j8af       754      661   SH  PUT  Sole                   661
KLAC PUT 3/16/02 45.00          PUT              48248080i       497      307   SH  PUT  Sole                   307
MXT PUT 1/19/02 35.00           PUT              5915988mg       632      585   SH  PUT  Sole                   585
NVDA PUT 1/19/02 40.00          PUT              RVUMH           293      217   SH  PUT  Sole                   217
OCA PUT 12/22/01 30.00          PUT              68750p8xf      1417     2362   SH  PUT  Sole                  2362
PLMD PUT 12/22/01 40.00         PUT              7317388xh      1016      427   SH  PUT  Sole                   427
PVN PUT 1/19/02 55.00           PUT              74407k8ak       386      111   SH  PUT  Sole                   111

REPORT SUMMARY                               60 DATA RECORDS   192106           1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




